Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2019	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	¥ 13,205	¥ 12,585
Fair value of derivative liabilities	[1],[2],[3]	12,710	11,877
Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	10,109	8,712
Fair value of derivative liabilities	[1],[2],[3]	9,896	8,691
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	2,795	3,557
Fair value of derivative liabilities	[1],[2],[3]	2,671	3,000
Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	188	207
Fair value of derivative liabilities	[1],[2],[3]	183	227
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	27	35
Fair value of derivative liabilities	[1],[2],[3]	27	33
Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	84	72
Fair value of derivative liabilities	[1],[2],[3]	69	71
Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	2	2
Fair value of derivative liabilities	[1],[2],[3],[4]	(136)	(145)
Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	13,204	12,585
Fair value of derivative liabilities	[1],[2],[5]	12,710	11,860
Not Designated as Hedging Instruments [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	10,108	8,712
Fair value of derivative liabilities	[1],[2],[5]	9,896	8,674
Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	2,795	3,557
Fair value of derivative liabilities	[1],[2],[5]	2,671	3,000
Not Designated as Hedging Instruments [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	188	207
Fair value of derivative liabilities	[1],[2],[5]	183	227
Not Designated as Hedging Instruments [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	27	35
Fair value of derivative liabilities	[1],[2],[5]	27	33
Not Designated as Hedging Instruments [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	84	72
Fair value of derivative liabilities	[1],[2],[5]	69	71
Not Designated as Hedging Instruments [Member] | Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	2	2
Fair value of derivative liabilities	[1],[2],[4],[5]	(136)	(145)
Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]	1
Fair value of derivative liabilities	[1],[2],[6]		17
Designated as Hedging Instruments [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]	1
Fair value of derivative liabilities	[1],[2],[6]		17
Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[4],[6]

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUFG Americas Holdings. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.